Property, plant and equipment - Footnote (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Assets transferred to Property, plant and equipment from Intangible assets	$ 1,280	$ 982
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use Assets	1,038
Vessels [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use Assets	1,578
Drilling Rigs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use Assets	$ 504